Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Receivable

As at	December 31, 2025	December 31, 2024
Trade receivables	24,096	24,548
Other receivables	3,547	3,570
	27,643	28,118